Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
U.S. federal tax reform	$ 0	$ 87,306	$ 0
Statutory tax rate	0.00%	0.00%	0.00%
Credit carryforwards	$ 497	$ 448
Tax credit carryforward, expiration date	Dec. 31, 2026
Anadarko Midstream Assets [Member]
Related Party Transaction [Line Items]
U.S. federal tax reform		$ 87,306
Statutory tax rate	21.00%	35.00%